K&L | GATES	Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

January 23, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D. C. 20549

Re:	AXA Premier VIP Trust (File No. 811-10509) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of the EQ/Small Cap Value Portfolio, EQ/Small Company Growth Portfolio and EQ/Wells Fargo Montgomery Small Cap Portfolio (together, the “Acquired Portfolios”), each a series of EQ Advisors Trust (File No. 811-07953), a Combined Proxy Statement and Prospectus, a Statement of Additional Information and a Form of Proxy relating to the special meeting of shareholders of the Acquired Portfolios scheduled to be held on April 18, 2007 (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of each of the Acquired Portfolios into the Multimanager Small Cap Value Portfolio and Multimanager Small Cap Growth Portfolio, as applicable, each a series of the Trust.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures